UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Address of principal executive offices)(Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

Annual Report

December 31, 2012

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

February 25, 2013

Dear Investors:

On behalf of the Board of Trustees I am pleased to submit the 2012 Annual Report for Plan Investment Fund, Inc. The Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio have been operating for nearly ten months. The addition of the new portfolios along with the Government/REPO and Money Market Portfolios provides our investors with a greater range of choices to meet their investment needs. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely,

Dale E. Palka
President and Chief Executive Officer

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will fluctuate so that an investor’s participation certificates, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data contained in this report. Current month end data is available at www.pif.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios and should be read before investing. The prospectuses may be obtained by downloading them from the Fund’s website (www.pif.com) or by calling (866) 689-4856.

Management’s Discussion of Fund Performance

Merganser Capital Management

Plan Investment Fund, Inc. (“PIF”)

Ultrashort Duration Government Portfolio (“Government Portfolio”)

Ultrashort Duration Bond Portfolio (“Bond Portfolio”)

Dear Participation Certificate Holders,

Established in March of 2012, the Government Portfolio and the Bond Portfolio recently completed ten months of operations as of December 31, 2012. Since inception, for the period ended December 31, 2012, the Government Portfolio and the Bond Portfolio returned 1.09% and 1.18% gross of fees respectively. For comparison, the Merrill Lynch 1 year T-Bill Index returned 0.21% over the same time period.

In the Government Portfolio, excess return was derived from sector allocation. Our overweight to RMBS and CMBS contributed 59 and 18 basis points in excess return respectively and our conservative security selection detracted slightly from performance throughout the year. The overweight to the 2-4 year part of the yield curve also contributed positively to performance.

In the Bond Portfolio, the majority of our excess return was derived from sector allocation, particularly our weighting to Financials, CMBS, RMBS, ABS, and Industrials. Leading the way, corporate financial issuers and commercial mortgage backed securities (“CMBS”) contributed 28 and 20 basis points in excess return respectively. Additionally, the overweight to residential mortgage backed securities (“RMBS”), asset backed securities (“ABS”) and corporate industrial issues contributed positively to performance. From a ratings standpoint, the overweight to higher quality securities detracted from performance during 2012, as lower quality issues experienced greater spread tightening due to increased demand for riskier assets from investors. With regard to duration, the overweight to the 1-3 year part of the yield curve contributed positively to performance due to the incremental yield advantage farther out the yield curve.

Despite political drama and market volatility in the US and abroad, the fixed income markets still proved to be a source of positive returns for investors in 2012. Solid first quarter performance was followed by some instability in the second quarter, but a solid third quarter and moderately positive fourth quarter resulted in excess returns over similar duration Treasury securities for the year. Much like 2011, investors considered several factors while navigating through investment decisions. Multiple proposals of aid and austerity in Europe, the Fed’s QE programs, US political elections, and the fiscal cliff all contributed to investor uncertainty. Just as the calendar turned to 2013, Congress passed legislation maintaining the Bush era tax cuts on all but the highest earning US households and postponing the drastic spending cuts associated with the Fiscal Cliff. Despite lingering concerns over the US debt ceiling, initial market reaction reflects a shift into riskier assets with US Treasuries selling off.

As there may still be unresolved policy issues and continued spread volatility as a result of global events (European debt crisis, turmoil in the Middle East etc.), or weaker than expected economic news, we expect that the spread sectors will continue to contribute to positive returns going forward into 2013. Our conservative approach tends to outperform the index in down markets (i.e. when interest rates are rising) because the extra yield spread in our portfolios cushion against falling prices, or when the credit cycle is deteriorating. Conversely, performance may underperform the index in a falling interest rate environment when spread sectors lag Treasuries as investors seek the safety of higher quality instruments. Performance may also lag during extreme moves to riskier investments in the credit markets, when many investors aggressively reach for yield.

Sincerely,

Peter S. Kaplan, CFA

Portfolio Manager, Merganser Capital Management, Inc.

Performance data quoted represents past performance. Past performance is no guarantee of future results; investors should carefully consider the portfolio investment objectives, risks, charges, and expenses before investing. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance data quoted.

Ultrashort Duration Government Portfolio Performance Data (Unaudited) December 31, 2012

Total Returns for the Period Ended December 31, 2012+

Since Inception*
Ultrashort Duration Government Portfolio	0.83%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index**	0.21%

+	Not Annualized.
*	The Ultrashort Duration Government Portfolio (the “Portfolio”) commenced operations on March 7, 2012.
**	Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 689-4856. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Government Portfolio’s total annual gross operating expense ratio for participation certificates of the Portfolio, as stated in the current prospectus dated March 1, 2012, is 0.40% of the Portfolio’s average daily net assets, which may differ from the actual expenses incurred by the Portfolio for the period covered by this report.

Merganser Capital Management, Inc. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $100 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (“BCSFSC”) the administrator, has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Government Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses (excluding interest, extraordinary items and brokerage commissions) for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets during the period beginning on the date of commencement of operations of the Portfolio and ending May 31, 2013. BCSFSC and Merganser cannot terminate such fee waivers prior to May 31, 2013 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Ultrashort Duration Bond Portfolio Performance Data (Unaudited) December 31, 2012

Total Returns for the Period Ended December 31, 2012+

Since Inception*
Ultrashort Duration Bond Portfolio	0.79%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index**	0.21%

+	Not Annualized.
*	The Ultrashort Duration Bond Portfolio (the “Portfolio”) commenced operations on March 6, 2012.
**	Benchmark performance is from the inception date of the Portfolio only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 689-4856. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio participation certificates.

The Portfolio intends to evaluate performance as compared to that of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index (“BofA Merrill Lynch 1-Year U.S. Treasury Index”). BofA Merrill Lynch 1-Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than one year. It is impossible to invest directly in an index. The Portfolio is subject to the same risks as the underlying bonds in the portfolio such as credit, call, interest rate, prepayment and liquidity risk. As interest rates rise the value of bond prices will decline. You may lose money by investing in the Portfolio.

The Ultrashort Duration Bond Portfolio’s total annual gross operating expense ratio for participation certificates of the Portfolio, as stated in the current prospectus dated March 1, 2012, is 0.40% of the Portfolio’s average daily net assets, which may differ from the actual expenses incurred by the Portfolio for the period covered by this report.

Merganser Capital Management, Inc. (“Merganser”) has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolio are at the following rate: 0.15% of the first $200 million, 0.125% of the next $100 million, and 0.10% of amounts in excess of $500 million. BCS Financial Services Corporation (“BCSFSC”) the administrator, has contractually agreed to reduce its administration fees and/or reimburse certain expenses of the Ultrashort Duration Bond Portfolio to the extent necessary to ensure that the Portfolio’s total operating expenses (excluding interest, extraordinary items and brokerage commissions) for participation certificates do not exceed 0.40% (on an annual basis) of the Portfolio’s average daily net assets during the period beginning on the date of commencement of operations of the Portfolio and ending May 31, 2013. BCSFSC and Merganser cannot terminate such fee waivers prior to May 31, 2013 without the consent of the Board of Trustees of the Fund. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.

Government/REPO Portfolio Schedule of Investments December 31, 2012

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS – 100.0%

$45,000,000	Deutsche Bank Securities, Inc. To be repurchased at $45,000,625 (collateralized by $300,693,492 par amount of Federal National Mortgage Association Stripped Mortgage Backed Securities, 0.00% to 3.50%; due 04/01/2027 to 05/01/2040; Total Fair Value $49,950,000)	0.25%	01/02/13	$45,000,000
40,000,000	Goldman Sachs & Co. To be repurchased at $40,000,556 (collateralized by $78,002,021 par amount of Federal National Mortgage Backed Securities, 3.00% to 4.50%; due 08/01/2019 to 09/01/2040; Total Fair Value $41,200,000)	0.25%	01/02/13	40,000,000
24,957,000	HSBC Securities (USA), Inc. To be repurchased at $24,957,305 (collateralized by $25,525,000 par amount of U.S. Treasury Note, 0.13%; due 12/31/2014; Total Fair Value $25,459,144)	0.22%	01/02/13	24,957,000
35,000,000	Morgan Stanley & Co., Inc. To be repurchased at $35,000,486 (collateralized by $63,573,563 par amount of Federal National Mortgage Backed Securities, 3.44% to 5.50%; due 11/01/2035, to 08/01/2042; Total Fair Value $36,050,000)	0.25%	01/02/13	35,000,000
30,000,000	RBS Securities, Inc. To be repurchased at $30,000,417 (collateralized by $30,613,000 par amount of U.S. Treasury Notes, 0.25% to 0.63%; due 09/15/2015, to 09/30/2017; Total Fair Value $30,604,563)	0.25%	01/02/13	30,000,000
34,000,000	UBS Securities LLC To be repurchased at $34,000,472 (collateralized by $32,564,483 par amount of Government National Mortgage Single Family Loan Pools, 3.00%; due 11/20/2042; Total Fair Value $34,680,001)	0.25%	01/02/13	34,000,000

	Total Repurchase Agreements (Cost $208,957,000)			208,957,000

	Total Investments – 100.0% (Cost $208,957,000) *			208,957,000

	Liabilities in excess of Other Assets – 0.0%			(51,542)

	Net Assets – 100.0%			$208,905,458

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2012

Par Value		Interest Rate	Maturity	Amortized Cost

U.S. TREASURY OBLIGATIONS – 8.9%

$10,000,000	U.S. Treasury Bill (1)	0.15%	04/18/13	$9,995,542
8,000,000	U.S. Treasury Bill (1)	0.15%	04/25/13	7,996,200
25,000,000	U.S. Treasury Bill (1)	0.15%	05/09/13	24,986,907
10,000,000	U.S. Treasury Note	0.63%	04/30/13	10,013,742
10,000,000	U.S. Treasury Note	0.50%	05/31/13	10,011,450
12,000,000	U.S. Treasury Note	0.38%	06/30/13	12,008,060

	Total U.S. Treasury Obligations (Cost $75,011,901)			75,011,901

AGENCY OBLIGATIONS – 8.3% (1)(2)

10,000,000	Federal Home Loan Bank Discount Note	0.17%	05/08/13	9,994,003
35,000,000	Federal Home Loan Bank Discount Note	0.15%	06/12/13	34,976,825
12,000,000	Federal National Mortgage Association Discount Note	0.17%	05/08/13	11,992,930
13,000,000	Federal National Mortgage Association Discount Note	0.17%	05/15/13	12,991,774

	Total Agency Obligations (Cost $69,955,532)			69,955,532

BANK OBLIGATIONS – 24.8%

YANKEE CERTIFICATES OF DEPOSIT – 24.8%

8,000,000	Bank of Montreal, Chicago	0.31%	02/07/13	8,000,000
11,000,000	Bank of Nova Scotia, Houston (3)	0.30%	02/11/13	11,000,000
17,000,000	Bank of Nova Scotia, Houston (3)	0.26%	02/15/13	17,000,000
8,000,000	Bank of Nova Scotia, Houston (3)	0.41%	12/31/13	8,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.48%	01/24/13	15,000,000
18,000,000	Canadian Imperial Bank of Commerce, New York	0.32%	01/02/13	18,000,000
9,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.39%	09/25/13	9,000,000
15,000,000	National Bank of Canada, New York (3)	0.30%	01/11/13	15,000,000
10,000,000	Rabobank Nederland NV, New York (3)	0.42%	06/18/13	10,000,000
16,500,000	Rabobank Nederland NV, New York (3)	0.31%	10/29/13	16,500,000
8,000,000	Royal Bank of Canada, New York (3)	0.45%	05/16/13	8,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.32%	02/01/13	10,000,129
13,000,000	Sumitomo Mitsui Banking Corp., New York	0.39%	02/13/13	13,000,000
12,000,000	Toronto Dominion Bank, New York	0.32%	03/18/13	12,000,000
10,000,000	Toronto Dominion Bank, New York (3)	0.30%	05/28/13	10,000,000
8,000,000	Toronto Dominion Bank, New York (3)	0.32%	10/21/13	8,000,000
20,000,000	Westpac Banking Corp., New York (3)	0.40%	02/04/13	20,000,000

	Total Bank Obligations (Cost $208,500,129)			208,500,129

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Amortized Cost

CORPORATE DEBT – 24.9%

COMMERCIAL PAPER – 24.9%

ASSET BACKED SECURITIES – 14.7%
$16,000,000	Fairway Finance Co. LLC (3)	0.24%	05/06/13	$16,000,000
12,000,000	Kells Funding LLC (3)	0.36%	03/19/13	11,999,701
9,000,000	Kells Funding LLC (1)	0.32%	05/21/13	8,988,800
15,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.45%	01/02/13	14,999,813
15,000,000	Old Line Funding LLC (1)	0.32%	03/11/13	14,990,800
19,000,000	Salisbury Receivables Company LLC (1)	0.27%	01/14/13	18,998,148
10,000,000	Sydney Capital Corp. (1)	0.30%	01/08/13	9,999,417
12,000,000	Sydney Capital Corp. (1)	0.28%	02/14/13	11,995,893
15,000,000	Sydney Capital Corp. (1)	0.25%	03/19/13	14,991,979

				122,964,551

FINANCIAL COMPANIES – 10.2% (1)

12,000,000	National Australia Funding, Delaware	0.28%	01/28/13	11,997,525
17,000,000	Nordea North America, Inc.	0.36%	02/08/13	16,993,540
10,000,000	Nordea North America, Inc.	0.30%	05/16/13	9,988,750
22,000,000	State Street Corp.	0.31%	01/18/13	21,996,779
15,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.33%	02/11/13	14,994,448
10,000,000	Svenska Handelsbanken, Inc.	0.29%	04/04/13	9,992,508

				85,963,550

	Total Commercial Paper			208,928,101

	Total Corporate Debt (Cost $208,928,101)			208,928,101

MUNICIPAL BONDS – 10.0% (4)

9,100,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.11%	02/01/23	9,100,000
5,730,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.11%	08/01/40	5,730,000
11,300,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.13%	08/01/37	11,300,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.11%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.12%	05/15/34	18,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Amortized Cost

MUNICIPAL BONDS (continued)

$10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.11%	09/01/35	$10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.17%	12/01/29	10,800,000

	Total Municipal Bonds (Cost $83,730,000)			83,730,000

REPURCHASE AGREEMENTS – 23.1%

35,000,000	Deutsche Bank Securities, Inc. To be repurchased at $35,008,089 (collateralized by $34,360,464 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, Federal National Mortgage Backed Securities and Government National Mortgage Single Family Loan Pool, 0% to 4.50%; due 08/01/2026 to 11/01/2042; Total Fair Value $36,043,041)	0.26%	02/01/13	35,000,000
25,852,000	Deutsche Bank Securities, Inc. To be repurchased at $25,852,287 (collateralized by $42,482,000 par amount of Federal National Mortgage Backed Security, 0.00%; due 10/08/2027; Total Fair Value $26,369,427)	0.20%	01/02/13	25,852,000
133,000,000	UBS Securities LLC To be repurchased at $133,001,847 (collateralized by $125,528,921 par amount of Government National Mortgage Single Family Loan Pool, 3.50%; due 09/20/2042; Total Fair Value $135,660,001)	0.25%	01/02/13	133,000,000

	Total Repurchase Agreements (Cost $193,852,000)			193,852,000

	Total Investments – 100.0% (Cost $839,977,663) *			839,977,663

	Liabilities in excess of Other Assets – 0.0%			(51,284)

	Net Assets – 100.0%			$839,926,379

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2012 (Concluded)

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation
RB	Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2012

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 50.0%

$5,000,000	U.S. Treasury Bill (1)	0.17%	06/27/13	$4,997,315
875,000	U.S. Treasury Bill (1)	0.18%	07/25/13	874,393
6,000,000	U.S. Treasury Bill (1)	0.16%	09/19/13	5,994,480
2,700,000	U.S. Treasury Inflation Indexed Bond (1)	0.63%	04/15/13	2,951,186
6,240,000	U.S. Treasury Note	1.75%	04/15/13	6,269,253
15,250,000	U.S. Treasury Note	0.75%	12/15/13	15,331,008

	Total U.S. Treasury Obligations (Cost $36,422,033)			36,417,635

AGENCY OBLIGATIONS – 47.6%

615,000	Federal Farm Credit Bank (2)	1.75%	02/21/13	616,279
365,451	Federal Farm Credit Bank (2)	2.00%	11/25/15	368,874
1,000,000	Federal Home Loan Bank (2)	0.24%	04/16/13	1,000,346
350,000	Federal Home Loan Bank (2)	0.37%	05/03/13	350,294
244,772	Federal Home Loan Bank (2)	4.78%	01/25/17	261,675
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,004,397
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.63%	04/15/13	1,004,303
115,686	Federal Home Loan Mortgage Corp. (2)	5.50%	09/01/13	118,902
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	601,055
73,600	Federal Home Loan Mortgage Corp. (2)	6.50%	07/01/17	79,829
435,294	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	474,990
622,547	Federal Home Loan Mortgage Corp. (2)	4.50%	11/01/18	663,560
432,693	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	461,605
192,276	Federal Home Loan Mortgage Corp. (2)	5.00%	11/15/32	192,846
80,314	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	02/15/15	80,414
270,586	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	289,631
969,351	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/19	982,638
261,590	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	02/15/19	265,852
163,751	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/23	165,187
990,589	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	1,010,738
237,961	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	04/15/23	239,767
88,316	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	04/15/31	88,492
570	Federal Home Loan Mortgage Corp., CMO (2)	5.00%	06/15/31	570
35,765	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	07/15/32	36,070
438,794	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	453,532
550,000	Federal National Mortgage Association (2)	1.75%	02/22/13	551,244
124,265	Federal National Mortgage Association (2)	5.09%	12/01/13	127,264
600,000	Federal National Mortgage Association (2)	2.50%	05/15/14	618,597
450,000	Federal National Mortgage Association (2)	0.70%	03/26/15	450,630
138,606	Federal National Mortgage Association (2)	4.50%	05/01/18	147,849
973,941	Federal National Mortgage Association (2)	4.00%	10/01/20	1,043,203
130,094	Federal National Mortgage Association CMO (2)	4.50%	07/25/19	132,178
435,192	Federal National Mortgage Association, CMO (2)	6.00%	01/25/29	442,482
519,892	Federal National Mortgage Association, CMO (2)	5.00%	03/25/32	522,052

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)

$139,448	Federal National Mortgage Association, CMO (2)	5.00%	10/25/32	$139,359
64,468	Federal National Mortgage Association, CMO (2)	6.00%	10/25/33	64,554
156,983	Federal National Mortgage Association, CMO (2)	5.00%	08/25/35	158,520
82,396	Government National Mortgage Association	4.50%	01/16/28	83,908
320,271	Government National Mortgage Association	5.85%	07/20/58	344,798
569,774	Government National Mortgage Association	5.46%	07/20/59	632,789
1,020,680	Government National Mortgage Association	5.46%	07/20/59	1,142,108
528,704	Government National Mortgage Association	5.46%	07/20/59	582,465
515,165	Government National Mortgage Association	5.46%	08/20/59	570,115
299,584	Government National Mortgage Association	5.47%	08/20/59	330,672
500,514	Government National Mortgage Association	5.47%	08/20/59	554,086
800,172	Government National Mortgage Association	5.51%	10/20/59	890,992
425,772	Government National Mortgage Association	5.59%	11/20/59	472,877
861,642	Government National Mortgage Association	5.50%	01/20/60	964,966
1,057,512	Government National Mortgage Association	4.86%	01/20/61	1,199,588
587,117	Government National Mortgage Association (3)	1.04%	12/20/61	594,250
751,916	Government National Mortgage Association (3)	1.11%	02/20/62	762,921
742,566	Government National Mortgage Association	4.71%	03/20/62	839,550
510,043	Government National Mortgage Association	5.16%	06/20/62	575,018
737,446	Government National Mortgage Association	5.41%	06/20/62	814,203
643,990	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	652,608
154,827	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	158,587
334,660	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	346,347
406,385	Government National Mortgage Association, CMO	2.16%	07/16/33	415,992
635,674	Government National Mortgage Association, CMO	1.70%	08/16/33	646,811
256,189	Government National Mortgage Association, CMO	4.92%	05/16/34	262,985
141,947	Government National Mortgage Association, CMO	2.21%	11/16/34	144,630
249,631	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	264,063
191,018	Government National Mortgage Association, CMO	2.21%	12/16/35	195,054
220,538	Government National Mortgage Association, CMO	2.16%	11/16/36	225,245
207,857	Government National Mortgage Association, CMO	3.28%	07/16/37	208,988
94,425	Government National Mortgage Association, CMO	5.19%	05/16/39	95,574
551,191	Government National Mortgage Association, CMO	2.00%	06/20/39	555,807
199,405	Government National Mortgage Association, CMO	5.02%	06/16/40	206,548
105,971	Government National Mortgage Association, CMO (3)	5.00%	02/16/44	111,593
492,099	National Credit Union Administration Guaranteed Notes, CMO (3)	0.58%	11/06/17	493,176
247,523	Small Business Administration (2)(3)	3.58%	04/25/16	254,097
560,761	Small Business Administration (2)(3)	3.08%	06/25/22	604,171
549,470	Small Business Administration (2)(3)	3.58%	08/25/22	598,736
467,759	Small Business Administration (2)(3)	4.13%	03/25/24	527,587
635,000	Tennessee Valley Authority	6.00%	03/15/13	642,426
500,000	Tennessee Valley Authority	4.75%	08/01/13	513,195

	Total Agency Obligations (Cost $34,470,949)			34,689,304

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Schedule of Investments December 31, 2012 (Concluded)

Shares		Fair Value

REGISTERED INVESTMENT COMPANY – 2.3%

1,679,892	Dreyfus Treasury & Agency Cash Management Fund	$1,679,892

	Total Registered Investment Company (Cost $1,679,892)	1,679,892

	Total Investments – 99.9% (Cost $72,572,874) *	72,786,831

	Other Assets in excess of Liabilities – 0.1%	78,975

	Net Assets – 100.0%	$72,865,806

	Net Asset Value Per Participation Certificate	$10.02

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$72,573,091

Unrealized appreciation	252,444
Unrealized depreciation	(38,704)

Net unrealized appreciation	$213,740

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.

CMO	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2012

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 19.8%

$2,500,000	U.S. Treasury Bill (1)	0.17%	06/27/13	$2,498,658
1,000,000	U.S. Treasury Bill (1)	0.16%	07/25/13	999,306
2,000,000	U.S. Treasury Bill (1)	0.16%	07/25/13	1,998,612
1,375,000	U.S. Treasury Bill (1)	0.18%	07/25/13	1,374,046
1,500,000	U.S. Treasury Bill (1)	0.16%	10/17/13	1,498,441
2,000,000	U.S. Treasury Bill (1)	0.16%	10/17/13	1,997,922
3,300,000	U.S. Treasury Inflation Indexed Bond (1)	0.63%	04/15/13	3,607,006
4,000,000	U.S. Treasury Note	0.75%	12/15/13	4,021,248
3,650,000	U.S. Treasury Note (1)	0.13%	07/31/14	3,643,868
1,250,000	U.S. Treasury Note (1)	0.25%	10/15/15	1,247,167

	Total U.S. Treasury Obligations (Cost $22,886,216)			22,886,274

COMMERCIAL MORTGAGE-BACKED SECURITIES – 14.9%

1,000,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.60%	07/10/46	1,009,597
331,853	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	338,232
309,526	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	322,077
500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.22%	07/15/44	508,288
132,778	Commercial Mortgage Pass Through Certificates (2)	5.23%	07/10/37	135,386
242,068	Commercial Mortgage Pass Through Certificates (2)	5.71%	06/10/46	242,929
581,069	Credit Suisse Mortgage Capital Certificates	5.44%	09/15/39	588,293
177,543	CW Capital Cobalt Ltd.	5.42%	04/15/47	177,803
487,543	GMAC Commercial Mortgage Securities, Inc.	4.78%	03/10/38	496,189
774,831	Greenwich Capital Commercial Funding Corp.	4.92%	01/05/36	789,367
260,272	Greenwich Capital Commercial Funding Corp.	4.57%	08/10/42	260,837
704,568	GS Mortgage Securities Corp. II (2)	5.28%	08/10/38	715,386
928,300	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	932,855
527,151	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.49%	12/12/44	537,442
885,582	JP Morgan Chase Commercial Mortgage Securities Corp.	5.58%	05/12/45	900,081
389,237	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	389,898
265,443	LB-UBS Commercial Mortgage Trust (2)	4.56%	09/15/27	265,301
1,159,504	LB-UBS Commercial Mortgage Trust	4.69%	07/15/32	1,172,937
396,700	Merrill Lynch Mortgage Trust (2)	5.64%	05/12/39	398,708
161,235	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.51%	02/12/39	163,780
1,400,000	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	1,445,793
823,736	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.88%	08/12/49	880,581

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

$316,375	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.91%	08/12/49	$329,805
139,214	Morgan Stanley Capital I	4.88%	08/13/42	140,272
518,138	Morgan Stanley Capital I (2)	5.42%	03/12/44	518,703
681,595	Morgan Stanley Capital I	5.71%	07/12/44	690,629
750,000	Morgan Stanley Capital I	4.66%	09/13/45	771,456
95,461	Morgan Stanley Capital I	5.09%	10/12/52	95,336
400,000	SMART Trust Australia	0.97%	03/14/17	399,840
511,236	Wachovia Bank Commercial Mortgage Trust	5.73%	07/15/45	510,660
1,012,430	Wachovia Bank Commercial Mortgage Trust (2)	5.74%	06/15/49	1,096,298

	Total Commercial Mortgage-Backed Securities (Cost $17,192,916)			17,224,759

ASSET-BACKED SECURITIES – 16.0%

845,000	Ally Master Owner Trust	1.21%	06/15/17	851,737
559,830	AmeriCredit Automobile Receivables Trust	0.91%	10/08/15	561,225
625,000	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	636,436
400,000	Americredit Prime Automobile Receivables Trust	4.99%	07/17/17	410,517
433,881	Atlantic City Electric Transition Funding LLC	4.91%	07/20/17	456,615
1,275,000	Chase Issuance Trust	0.59%	08/15/17	1,276,707
286,233	CIT Marine Trust	6.25%	11/15/19	286,316
450,000	CNH Equipment Trust	0.94%	05/15/17	453,345
750,000	Discover Card Master Trust I (2)	0.54%	06/16/15	749,954
175,120	Ford Credit Auto Owner Trust	4.43%	11/15/14	177,735
650,000	Ford Credit Auto Owner Trust	1.58%	09/15/15	657,392
1,000,000	Ford Credit Floorplan Master Owner Trust	1.50%	09/15/15	1,006,916
435,000	Ford Credit Floorplan Master Owner Trust	2.37%	09/15/15	438,782
1,000,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	1,017,386
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,332
850,000	GE Capital Credit Card Master Note Trust (2)	1.06%	09/15/16	852,157
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	453,476
600,000	GE Dealer Floorplan Master Note Trust (2)	0.81%	07/20/16	603,229
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	402,479
935,000	GE Equipment Transportation LLC	0.62%	07/25/16	936,478
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	251,780
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	783,856
600,000	Nissan Auto Lease Trust	0.98%	05/15/15	604,167
750,000	PSE&G Transition Funding LLC	6.75%	06/15/16	801,286
1,415,000	World Financial Network Credit Card Master Trust	4.66%	05/15/17	1,446,426
606,481	World Omni Auto Receivables Trust	2.21%	05/15/15	612,083
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	368,461
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	517,538
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	577,869

	Total Asset-Backed Securities (Cost $18,497,436)			18,537,680

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS – 26.6%

$520,000	Federal Farm Credit Bank (3)	1.75%	02/21/13	$521,082
1,250,000	Federal Home Loan Bank (3)	0.24%	04/16/13	1,250,433
750,000	Federal Home Loan Bank (3)	0.37%	05/03/13	750,630
1,000,000	Federal Home Loan Mortgage Corp. (3)	1.72%	04/11/13	1,004,397
1,500,000	Federal Home Loan Mortgage Corp. (3)	1.63%	04/15/13	1,506,455
1,200,000	Federal Home Loan Mortgage Corp. (3)	0.38%	11/27/13	1,202,110
792,858	Federal Home Loan Mortgage Corp. (3)	5.00%	09/01/18	865,160
1,300,000	Federal National Mortgage Association (3)	1.75%	02/22/13	1,302,941
1,200,000	Federal National Mortgage Association (3)	2.50%	05/15/14	1,237,194
925,000	Federal National Mortgage Association (3)	0.70%	03/26/15	926,296
1,000,000	Federal National Mortgage Association (3)	0.70%	04/30/15	1,001,318
692,350	Federal National Mortgage Association, CMO (3)	6.00%	01/25/29	703,948
1,081,588	Government National Mortgage Association	5.41%	09/20/33	1,194,165
880,745	Government National Mortgage Association	5.85%	07/20/58	948,195
990,911	Government National Mortgage Association	5.46%	07/20/59	1,100,503
1,057,408	Government National Mortgage Association	5.46%	07/20/59	1,164,929
1,030,330	Government National Mortgage Association	5.46%	08/20/59	1,140,231
1,098,475	Government National Mortgage Association	5.47%	08/20/59	1,212,463
500,514	Government National Mortgage Association	5.47%	08/20/59	554,086
1,383,758	Government National Mortgage Association	5.59%	11/20/59	1,536,851
314,499	Government National Mortgage Association	5.72%	06/20/61	350,991
1,050,129	Government National Mortgage Association (2)	1.04%	12/20/61	1,062,889
1,664,543	Government National Mortgage Association (2)	1.11%	02/20/62	1,688,905
577,172	Government National Mortgage Association	5.16%	06/20/62	650,698
557,442	Small Business Administration (2)(3)	2.83%	06/25/22	596,710
675,789	Small Business Administration (2)(3)	3.58%	08/25/22	736,381
1,212,770	Small Business Administration (2)(3)	3.58%	12/25/23	1,330,747
2,825,411	Small Business Administration (2)(3)	4.12%	01/25/25	3,198,214

	Total Agency Obligations (Cost $30,535,736)			30,738,922

CORPORATE BONDS – 20.8%

BANKS – 8.6%
750,000	Bank of America Corp. (2)	1.73%	01/30/14	756,263
725,000	Bank of New York Mellon Corp. (The) (2)	0.58%	07/28/14	726,330
1,000,000	Bank of Nova Scotia	3.40%	01/22/15	1,054,804
645,000	Citigroup, Inc.	5.50%	10/15/14	692,279
1,000,000	Credit Suisse, New York	5.00%	05/15/13	1,016,463
1,000,000	JPMorgan Chase & Co.	1.88%	03/20/15	1,018,531
825,000	Morgan Stanley (2)	0.65%	01/09/14	819,174
310,000	Northern Trust Corp.	5.50%	08/15/13	319,552
1,000,000	PNC Funding Corp. (2)	0.51%	01/31/14	1,000,426
650,000	US Bancorp	2.00%	06/14/13	654,689
365,000	US Bancorp	4.20%	05/15/14	383,210

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2012 (Continued)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)

$500,000	Wachovia Corp.	5.50%	05/01/13	$508,312
500,000	Wells Fargo & Co.	1.50%	07/01/15	508,926
425,000	Westpac Banking Corp.	1.85%	12/09/13	431,211

				9,890,170

BEVERAGES – 0.8%
945,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%	03/26/13	949,365

				949,365

COMPUTERS – 0.9%
500,000	Hewlett-Packard Co.	4.50%	03/01/13	502,663
500,000	Hewlett-Packard Co.	6.13%	03/01/14	525,757

				1,028,420

DIVERSIFIED FINANCIAL SERVICES – 2.5%
635,000	American Express Credit Corp.	7.30%	08/20/13	662,278
295,000	Charles Schwab Corp. (The)	0.85%	12/04/15	295,884
1,385,000	General Electric Capital Corp. (2)	1.06%	08/11/15	1,389,771
500,000	Toyota Motor Credit Corp.	1.38%	08/12/13	502,981

				2,850,914

ELECTRIC – 0.7%
750,000	Duke Energy Corp.	6.30%	02/01/14	794,584

				794,584

MEDIA – 1.2%
800,000	Comcast Cable Communications Holdings, Inc.	8.38%	03/15/13	812,615
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	541,777

				1,354,392

MINING – 0.4%
499,000	Rio Tinto Alcan, Inc.	4.50%	05/15/13	505,497

				505,497

MULTI-NATIONAL – 1.3%
1,500,000	International Bank For Reconstruction & Development	0.50%	03/26/14	1,505,308

				1,505,308

OFFICE ELECTRONICS – 0.8%
850,000	Xerox Corp.	8.25%	05/15/14	927,168

				927,168

OIL & GAS – 0.9%
1,000,000	Apache Corp.	5.25%	04/15/13	1,013,072

				1,013,072

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Schedule of Investments December 31, 2012 (Concluded)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)

PHARMACEUTICALS – 0.4%
$500,000	Novartis Capital Corp.	1.90%	04/24/13	$502,597

				502,597

PIPELINES – 0.7%
750,000	Enterprise Products Operating LLC	9.75%	01/31/14	820,789

				820,789

RETAIL – 0.9%
1,000,000	Home Depot, Inc. (The)	5.25%	12/16/13	1,046,261

				1,046,261

TELECOMMUNICATION SERVICES – 0.7%
360,000	Alltel Corp.	6.50%	11/01/13	377,113
400,000	Cisco Systems, Inc.	1.63%	03/14/14	405,986

				783,099

	Total Corporate Bonds (Cost $23,892,235)			23,971,636

Shares

REGISTERED INVESTMENT COMPANY – 1.6%
1,796,448	Dreyfus Treasury & Agency Cash Management Fund			1,796,448

	Total Registered Investment Company (Cost $1,796,448)			1,796,448

	Total Investments – 99.7% (Cost $114,800,987) *			115,155,719

	Other Assets in excess of Liabilities – 0.3%			313,969

	Net Assets – 100.0%			$115,469,688

	Net Asset Value Per Participation Certificate			$10.01

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$114,801,252

Unrealized appreciation	435,271
Unrealized depreciation	(80,804)

Net unrealized appreciation	$354,467

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of December 31, 2012.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2012

	Government/REPO Portfolio	Money Market Portfolio

ASSETS
Investments, at amortized cost, which approximates fair value	$—	$646,125,663
Repurchase agreements, at amortized cost, which approximates fair value	208,957,000	193,852,000
Cash	435	23,110
Accrued interest receivable	1,430	220,595
Other assets	2,054	15,871

Total Assets	208,960,919	840,237,239

LIABILITIES
Dividends payable	6,614	12,379
Accrued expenses payable
Investment advisory fees (Note 4)	11,956	68,024
Custodian fees (Note 4)	8,418	33,120
Administration fees (Note 4)	4,866	29,189
Transfer agent fees (Note 4)	428	3,708
Other liabilities	23,179	164,440

Total Liabilities	55,461	310,860

NET ASSETS	$208,905,458	$839,926,379

NET ASSETS CONSIST OF:
Paid-in Capital	$208,905,458	$839,908,952
Accumulated undistributed net investment gain	—	17,427

TOTAL NET ASSETS	$208,905,458	$839,926,379

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	208,905,458	839,908,952

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2012

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
ASSETS
Investments, at fair value *	$72,786,831	$115,155,719
Accrued interest receivable	168,832	432,492
Other assets	664	1,411

Total Assets	72,956,327	115,589,622

LIABILITIES
Dividends payable	1,643	1,661
Accrued expenses payable
Investment advisory fees (Note 4)	9,124	14,931
Custodian fees (Note 4)	5,660	6,992
Administration fees (Note 4)	93	8,433
Accounting services fees (Note 4)	31,248	31,248
Transfer agent fees (Note 4)	14,302	13,126
Other liabilities	28,451	43,543

Total Liabilities	90,521	119,934

NET ASSETS	$72,865,806	$115,469,688

NET ASSETS CONSIST OF:
Paid-in Capital	$72,721,874	$115,161,205
Accumulated undistributed net investment loss	(69,684)	(46,239)
Accumulated net realized loss on securities sold	(341)	—
Net unrealized appreciation on securities	213,957	354,722

TOTAL NET ASSETS	$72,865,806	$115,469,688

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	7,273,271	11,534,797

Net Asset Value Per PC (net assets/PCs outstanding)	$10.02	$10.01

* Investments, at cost	$72,572,874	$114,800,987

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations Year Ended December 31, 2012

	Government/REPO Portfolio	Money Market Portfolio

INTEREST INCOME	$240,176	$2,722,659

EXPENSES
Investment advisory fees (Note 4)	257,947	1,376,677
Administration fees (Note 4)	64,487	476,218
Custodian fees (Note 4)	9,586	93,084
Audit and tax fees	11,727	69,643
Insurance expense	4,283	37,973
Legal fees	7,994	37,639
Fund compliance fees	1,567	37,537
Printing fees	8,259	26,091
Trustee expense	—	14,894
Transfer agent fees (Note 4)	1,125	10,076
S&P rating fees	2,786	22,119
Miscellaneous	2,723	5,211

Total Expenses	372,484	2,207,162
Less fees waived (Note 4)	(247,839)	(540,431)

Net Expenses	124,645	1,666,731

NET INVESTMENT INCOME	115,531	1,055,928

NET REALIZED GAIN ON SECURITIES SOLD	—	30,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,531	$1,086,027

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations Period Ended December 31, 2012

	Ultrashort Duration Government Portfolio*	Ultrashort Duration Bond Portfolio**

INTEREST INCOME	$398,581	$1,061,000

EXPENSES
Investment advisory fees (Note 4)	104,695	185,602
Administration fees (Note 4)	26,173	46,400
Custodian fees (Note 4)	12,473	16,001
Audit and tax fees	11,700	21,199
Insurance expense	1,010	2,147
Legal fees	12,070	21,220
Fund compliance fees	1,364	2,475
Printing fees	5,200	9,598
Trustee expense	1,101	2,001
Transfer agent fees (Note 4)	48,078	50,533
Accounting services fees	50,736	50,904
S&P rating fees	16,009	19,991
Miscellaneous	18,500	20,226

Total Expenses	309,109	448,297
Less fees waived (Note 4)	(99,720)	(77,094)

Net Expenses	209,389	371,203

NET INVESTMENT INCOME	189,192	689,797

NET REALIZED GAIN ON SECURITIES SOLD	141,148	67,266

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	213,957	354,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$544,297	$1,111,785

*	Ultrashort Duration Government Portfolio commenced operations on March 7, 2012.
**	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$115,531	$26,672

Net increase in net assets resulting from operations	115,531	26,672

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0009 and $0.0003 per PC, respectively	(115,531)	(26,672)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	345,030,445	251,616,824
Reinvestment of dividends	107,302	26,762
Cost of PCs repurchased	(313,561,935)	(198,491,379)

Net increase in net assets resulting from capital transactions	31,575,812	53,152,207

Total increase in net assets	31,575,812	53,152,207

NET ASSETS:
Beginning of year	177,329,646	124,177,439

End of year	$208,905,458	$177,329,646

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	345,030,445	251,616,824
Reinvestments of dividends	107,302	26,762
PCs repurchased	(313,561,935)	(198,491,379)

Net increase in PCs outstanding	31,575,812	53,152,207

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	Year Ended December 31, 2012	Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,055,928	$1,054,185
Net realized gain on securities sold	30,099	32,445

Net increase in net assets resulting from operations	1,086,027	1,086,630

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0011 and $0.0009 per PC, respectively	(1,083,320)	(1,098,397)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	4,249,959,780	8,079,529,588
Reinvestment of dividends	867,524	794,658
Cost of PCs repurchased	(4,381,618,455)	(8,244,325,563)

Net decrease in net assets resulting from capital transactions	(130,791,151)	(164,001,317)

Total decrease in net assets	(130,788,444)	(164,013,084)

NET ASSETS:
Beginning of year	970,714,823	1,134,727,907

End of year	$839,926,379	$970,714,823

Accumulated undistributed net investment gain	$17,427	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,249,959,780	8,079,529,588
Reinvestments of dividends	867,524	794,658
PCs repurchased	(4,381,618,455)	(8,244,325,563)

Net decrease in PCs outstanding	(130,791,151)	(164,001,317)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Statement of Changes in Net Assets

Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$189,192
Net realized gain on securities sold	141,148
Net change in unrealized appreciation on securities sold	213,957

Net increase in net assets resulting from operations	544,297

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0451 per PC	(282,043)
From net realized capital gains $0.018 per PC	(127,002)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(409,045)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	100,138,916
Reinvestment of dividends	262,016
Cost of PCs repurchased	(27,670,378)

Net increase in net assets resulting from capital transactions	72,730,554

Total increase in net assets	72,865,806

NET ASSETS:
Beginning of period	—

End of period	$72,865,806

Accumulated undistributed net investment loss	$(69,684)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	10,007,624
Reinvestments of dividends	26,161
PCs repurchased	(2,760,514)

Net increase in PCs outstanding	7,273,271

*	Ultrashort Duration Government Portfolio commenced operations on March 7, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Statement of Changes in Net Assets

Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$689,797
Net realized gain on securities sold	67,266
Net change in unrealized appreciation on securities sold	354,722

Net increase in net assets resulting from operations	1,111,785

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0624 per PC	(725,296)
From net realized capital gains $0.007 per PC	(78,006)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(803,302)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	154,619,185
Reinvestment of dividends	776,509
Cost of PCs repurchased	(40,234,489)

Net increase in net assets resulting from capital transactions	115,161,205

Total increase in net assets	115,469,688

NET ASSETS:
Beginning of period	—

End of period	$115,469,688

Accumulated undistributed net investment loss	$(46,239)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	15,478,236
Reinvestments of dividends	77,664
PCs repurchased	(4,021,103)

Net increase in PCs outstanding	11,534,797

*	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.0009	0.0003	0.001	0.001		0.020
Net Realized Gain (Loss) on Investments	—	—	—	—		—

Total Income From Investment Operations	0.0009	0.0003	0.001	0.001		0.020

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.0009)	(0.0003)	(0.001)	(0.001)		(0.020)

Total Dividends and Distributions	(0.0009)	(0.0003)	(0.001)	(0.001)		(0.020)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	0.09%	0.03%	0.09%	0.07%		1.92%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$208,905	$177,330	$124,177	$181,926		$443,571

Ratio of Net Expenses to Average Net Assets (1)	0.10%	0.08%	0.10%	0.12	%(3)	0.11	%(3)

Ratio of Net Investment Income to Average Net Assets (2)	0.09%	0.03%	0.09%	0.08%		1.84%

(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.29%, 0.30%, 0.30%, 0.29%, and 0.25% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.10)%, (0.20)%, (0.11)%, (0.09)%, and 1.70% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.001	0.002	0.005		0.030
Net Realized Gain (Loss) on Investments (1)	—	—	—	—		—

Total Income From Investment Operations	0.001	0.001	0.002	0.005		0.030

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)

Total Dividends and Distributions	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	0.11%	0.09%	0.15%	0.46%		2.67%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$839,926	$970,715	$1,134,728	$1,136,929		$1,215,820

Ratio of Net Expenses to Average Net Assets (2)	0.18%	0.17%	0.17%	0.19	%(4)	0.20	%(4)

Ratio of Net Investment Income to Average Net Assets (3)	0.11%	0.09%	0.13%	0.47%		2.56%

(1)	Less than $0.001 per share.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.23%, 0.22%, 0.22%, 0.23%, and 0.23% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been 0.05%, 0.03%, 0.08%, 0.43%, and 2.53% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout the Period

	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Income	0.03	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.05

Total Income From Investment Operations	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.05)
Net Realized Capital Gains	(0.01)

Total Dividends and Distributions	(0.06)

Net Asset Value, End of Period	$10.02

Total Return**	0.83%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$72,866

Ratio of Net Expenses to Average Net Assets (2)	0.40	%***

Ratio of Net Investment Income to Average Net Assets (3)	0.36	%***

Portfolio turnover rate	85	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.59% annualized for the period ended December 31, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.17% annualized for the period ended December 31, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout the Period

	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$10.00

Income From Investment Operations:
Net Investment Income	0.06	(1)
Net Realized and Unrealized Gain (Loss) on Investments	0.02

Total Income From Investment Operations	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.06)
Net Realized Capital Gains	(0.01)

Total Dividends and Distributions	(0.07)

Net Asset Value, End of Period	$10.01

Total Return**	0.79%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$115,470

Ratio of Net Expenses to Average Net Assets (2)	0.40	%***

Ratio of Net Investment Income to Average Net Assets (3)	0.74	%***

Portfolio turnover rate	50	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.48% annualized for the period ended December 31, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.66% annualized for the period ended December 31, 2012.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities. This Portfolio commenced operations on March 7, 2012.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities. This Portfolio commenced operations on March 6, 2012.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

(Continued)

each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principals (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2012 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements: Each Portfolio may purchase repurchase agreements from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. The collateral consists of U.S. Government securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. All repurchase agreements held in the Government/REPO Portfolio and the Money Market Portfolio as of December 31, 2012 were entered into on December 31, 2012 with the following exception; the Deutsche Bank repurchase agreement maturing on February 1, 2013 in the Money Market portfolio was entered into on October 19, 2012.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

(Continued)

remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2012 is as follows:

	Total Fair Value at December 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Government/REPO Portfolio
Investments in Securities*	$208,957,000	$—	$208,957,000	$—

Money Market Portfolio
Investments in Securities*	$839,977,663	$—	$839,977,663	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$36,417,635	$—	$36,417,635	$—
Agency Obligations	34,689,304	—	34,689,304	—
Registered Investment Company	1,679,892	1,679,892	—	—

	$72,786,831	$1,679,892	$71,106,939	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$22,886,274	$—	$22,886,274	$—
Commercial Mortgage-Backed Securities	17,224,759	—	17,224,759	—
Asset-Backed Securities	18,537,680	—	18,537,680	—
Agency Obligations	30,738,922	—	30,738,922	—
Corporate Bonds	23,971,636	—	23,971,636	—
Registered Investment Company	1,796,448	1,796,448	—	—

	$115,155,719	$1,796,448	$113,359,271	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended December 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

(Continued)

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/ REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and BCSFSC have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2013 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, Inc. (“Merganser”), a wholly-owned subsidiary of Annaly Capital Management, Inc., serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios’ investment advisor. As compensation for its services the Portfolios pay Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

BCSFSC has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $100 million, and 0.10% of amounts in excess of $500 million. BCSFSC and Merganser cannot terminate such fee waivers prior to May 31, 2013 without the consent of the Board of Trustees of the Fund.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

(Continued)

As a result of the foregoing waivers, for the year or period ended December 31, 2012, BCSFSC waived $35,981, $95,250, $73,367 and $30,399 which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. BALLC waived $211,858 and $445,181 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2012. Merganser waived $26,353 and $46,695 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the year ended December 31, 2012.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of December 31, 2012 are primarily attributable to the characterization of income and capital gain distributions and adjustments pertaining to investments in Treasury-Inflation Protected Securities.

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
Government/REPO Portfolio	$—	$—	$—
Money Market Portfolio	44,819	(44,819)	—
Ultrashort Duration Government Portfolio	23,167	(14,487)	(8,680)
Ultrashort Duration Bond Portfolio	(10,740)	10,740	—

The tax character of distributions paid by the Portfolios during the years or period ended December 31, 2012 and December 31, 2011 was as follows:

Ordinary Income Dividend

Government/REPO Portfolio
2012	$115,531
2011	26,672

Money Market Portfolio
2012	1,083,820
2011	1,098,397

Ultrashort Duration Government Portfolio
2012	409,045

Ultrashort Duration Bond Portfolio
2012	803,302

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2012

(Continued)

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government/REPO Portfolio	$—	$—	$—	$—
Money Market Portfolio	17,427	—	—	17,427
Ultrashort Duration Government Portfolio	—	213,740	(69,808)	143,932
Ultrashort Duration Bond Portfolio	14,755	354,467	(60,729)	308,493

Other temporary differences are related to qualified late year losses deferred. For Ultrashort Duration Government Portfolio, the $69,808 is composed of $69,467 ordinary losses and $341 short-term capital losses. For Ultrashort Duration Portfolio, the $60,729 is related entirely to ordinary losses.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the period ended December 31, 2012 were as follows:

	Aggregate Purchases		Proceeds From Sales
Fund	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$92,134,191	$6,683,280	$32,993,187	$4,977,690
Ultrashort Duration Bond Portfolio	156,932,462	7,401,392	50,081,175	809,435

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel: +1 312 486 1000 Fax: +1 312 486 1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprised of the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio, and Ultrashort Duration Bond Portfolio (collectively, the “Portfolios”), as of December 31, 2012, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, audits of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the Fund’s custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios listed above included in the Plan Investment Fund, Inc. as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

February 25, 2013

Member of
Deloitte Touche Tohmatsu Limited

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Dale E. Palka(1) 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181	President and Chief Executive Officer	3 Years	May 2009 to Present – Senior Vice President, BCS Financial Corporation;	Four	None
Age 64	Trustee	(3)	2008 to May 2009 – Senior Vice President, BCS Financial Services Corporation

(1)	Dale E. Palka may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.
(2)	Term of office is one year.
(3)	Less than one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

(Continued)

Disinterested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Dorothy A. Coleman 165 Court Street Rochester, NY 14647 Age 50	Trustee	2 Years	September 2011 to Present –Executive Vice President, Chief Financial Officer, Excellus Blue Cross Blue Shield;	Four	None

			October 2009 to September 2011 – Executive Vice President, Chief Financial Officer, Blue Cross Blue Shield of Rhode Island;

			2008 to October 2009 Chief Operating Officer Interim President- Public Sector Line of Business, United Healthcare

David A. Cote 4101 Percival Road, AX-A31 Columbia, SC 29223 Age 42	Trustee	(2)	2008 to Present – Assistant Vice President and Assistant Treasurer, Blue Cross and Blue Shield of South Carolina	Four	None

Emil D. Duda 23 Old Westfall Drive Rochester, NY 14625	Chairman	(2)	December 2011 to Present – Retired;	Four	None
Age 61	Trustee	11 Years	2008 to December 2011 – Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Robert J. Kolodgy 225 N. Michigan Ave Chicago, IL 60601 Age 55	Trustee	2 Years	February 2009 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield Association;	Four	None

2008 to February 2009 – Chief Operating Officer, Chief Financial Officer and Chief Strategy Officer, Paramount Healthcare and ProMedica Health Systems

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 60	Trustee	2 Years	April 2009 to Present – Executive Vice President and Chief Financial Officer, Independence Blue Cross;	Four	None

2008 to March 2009 – Senior Vice President and Chief Financial Officer, AmeriHealth Mercy Family of Companies

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 58	Trustee	8 Years	December 2008 to Present – Treasurer and Finance Division Senior Vice President, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico);	Four	None

2008 to December 2008 – Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico)

Vince P. Price 100 SW Market Street Portland, OR 97201 Age 49	Trustee	(2)	January 2009 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.;	Four	None

2008 to January 2009 – Price and Price Consulting, LLP, Managing and Strategy Consulting

Joseph F. Reichard, CCM 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 65	Trustee	15 Years	2008 to Present – Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc. (Insurance Company)	Four	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 53	Trustee	3 Years	April 2009 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama;	Four	None

2008 to April 2009 – Vice President, Internal Audit and Information Security, Blue Cross and Blue Shield of Alabama

(1)	Term of office is one year.
(2)	Less than one year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

December 31, 2012

(Concluded)

Executive Officer

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Joseph S. Castellon 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 42	Treasurer	3 Years	April 2011 to Present – Vice President, BCS Financial Corporation;
	Chief Compliance Officer and Secretary	2 Years	June 2009 to April 2011 – Assistant Vice President, BCS Financial Corporation;
2008 to November 2008 – Vice President, Suburban Bank and Trust Company

(1)	Term of office is one year.

In 2012, the Fund paid remuneration to members of the Board of Trustees in the amount of $1,450 in the aggregate. The Fund does not compensate any of its officers for services rendered to the Fund in their capacity as officers. Mr. Palka and Mr. Castellon are officers of BCS Financial Services Corporation, the administrator of the Fund, and they receive compensation from BCS Financial Corporation.

The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2012

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Six Months Ended December 31, 2012*
Actual	$1,000.00	$1,000.60	$0.50

Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Six Months Ended December 31, 2012*
Actual	$1,000.00	$1,000.50	$0.88

Hypothetical (5% return before expenses)	$1,000.00	$1,024.26	$0.89

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2012

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Six Months Ended December 31, 2012*
Actual	$1,000.00	$1,005.60	$2.02

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Six Months Ended December 31, 2012*
Actual	$1,000.00	$1,007.40	$2.02

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2012

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$208,957,000
Liabilities in excess of Other Assets	0.0	(51,542)

Net Assets	100.0%	$208,905,458

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
1 – 7 days	$208,957,000	100.0%

	$208,957,000	100.0%

Average Weighted Maturity — 2 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2012

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations – Yankee Certificates of Deposit	24.8%	$208,500,129
Repurchase Agreements	23.1	193,852,000
Commercial Paper – Asset Backed Securities	14.7	122,964,551
Commercial Paper – Financial Companies	10.2	85,963,550
Municipal Bonds	10.0	83,730,000
U.S. Treasury Obligations	8.9	75,011,901
Agency Obligation	8.3	69,955,532

Total Investments in Securities	100.0%	839,977,663

Liabilities in excess of Other Assets:	0.0	(51,284)

Net Assets	100.0%	$839,926,379

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
1 – 7 days	$363,582,000	43.3%
8 – 14 days	55,000,000	6.6
15 – 30 days	120,500,000	14.3
31 – 60 days	75,000,000	8.9
61 – 90 days	52,000,000	6.2
91 – 120 days	38,000,000	4.5
121 – 150 days	79,000,000	9.4
Over 150 days	57,000,000	6.8

	$840,082,000	100.0%

Average Weighted Maturity — 42 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2012

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	50.0%	$36,417,635
Agency Obligations	47.6	34,689,304
Registered Investment Company	2.3	1,679,892

Total Investments in Securities	99.9%	$72,786,831

Other Assets in excess of Liabilities:	0.1	78,975

Net Assets	100.0%	$72,865,806

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	26.6%	$30,738,922
Corporate Bonds	20.8	23,971,636
U.S. Treasury Obligations	19.8	22,886,274
Asset-Backed Securities	16.0	18,537,680
Commercial Mortgage-Backed Securities	14.9	17,224,759
Registered Investment Company	1.6	1,796,448

Total Investments in Securities	99.7%	115,155,719

Other Assets in excess of Liabilities:	0.3	313,969

Net Assets	100.0%	$115,469,688

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2012

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2012, as U.S. Government Income as follows:

Money Market Portfolio	4.16%
Ultrashort Duration Government Portfolio	3.70%
Ultrashort Duration Bond Portfolio	2.89%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Internal Revenue Code and the regulations there under.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2013

Board of Trustees

Dorothy A. Coleman	Gerard T. Mallen
Executive Vice President and	Treasurer and Finance Division
Chief Financial Officer	Senior Vice President
Excellus Blue Cross Blue Shield	Health Care Service Corporation

David A. Cote	Dale E. Palka
Assistant Vice President	President and Chief Executive Officer
and Assistant Treasurer	Plan Investment Fund, Inc;
Blue Cross and Blue Shield of South Carolina	Senior Vice President
BCS Financial Corporation
Emil D. Duda
Chairman	Vince P. Price
Plan Investment Fund, Inc.	Executive Vice President
and Chief Financial Officer
Robert J. Kolodgy	Cambia Health Solutions, Inc.
Senior Vice President and
Chief Financial Officer	Joseph F. Reichard, CCM
Blue Cross and Blue Shield Association	Vice President, Treasury Services
and Assistant Treasurer
Alan Krigstein	Highmark, Inc.
Executive Vice President,
Chief Financial Officer and Treasurer	Cynthia M. Vice
Independence Blue Cross	Senior Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC.

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, Inc.

Boston, Massachusetts

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Cynthia M. Vice, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2012 and 2011 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

Year Ended December 31,
	2012	2011

Audit fees	$53,500	$52,500
Audit-related fees	23,750	17,850
Tax fees	5,500	5,300
All other fees	0	0

Total	$82,750	$75,650

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2012 and 2011 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisor for such services was approximately $0 in 2012 and $0 in 2011 related to the Advisor’s regulatory compliance program. These services were pre-approved by the audit committee of the Fund.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisor and all affiliates as defined by SEC rules, totaled approximately $0 in 2012 and $0 in 2011. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Audited schedule of investments is included in Item  1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President
(Principal Executive Officer)

Date: February 27, 2013

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer
(Principal Financial Officer)

Date: February 27, 2013

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.